UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Bond Fund

Quarterly portfolio holdings 8/31/16

Fund's investmentsBond Fund

As of 8-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 44.0%					$1,918,676,975
(Cost $1,846,157,957)
Consumer discretionary 6.1%					265,908,618
Auto components 0.6%
Delphi Automotive PLC	4.250		01-15-26	5,040,000	5,463,528
Delphi Corp.	5.000		02-15-23	11,290,000	11,981,513
Nemak SAB de CV (S)	5.500		02-28-23	4,322,000	4,516,490
ZF North America Capital, Inc. (S)	4.750		04-29-25	4,120,000	4,372,350
Automobiles 1.4%
American Honda Finance Corp.	1.700		02-22-19	6,000,000	6,063,234
Ford Motor Company	4.750		01-15-43	3,550,000	3,839,858
Ford Motor Credit Company LLC	2.551		10-05-18	3,680,000	3,739,145
Ford Motor Credit Company LLC	5.875		08-02-21	11,945,000	13,712,179
General Motors Company	4.875		10-02-23	8,840,000	9,625,186
General Motors Company	6.250		10-02-43	5,890,000	7,058,823
General Motors Financial Company, Inc.	3.450		04-10-22	5,715,000	5,820,642
General Motors Financial Company, Inc.	4.000		01-15-25	8,845,000	9,004,546
General Motors Financial Company, Inc.	5.250		03-01-26	3,805,000	4,225,270
Diversified consumer services 0.1%
Service Corp. International	5.375		05-15-24	3,745,000	4,016,513
Hotels, restaurants and leisure 0.4%
CCM Merger, Inc. (S)	9.125		05-01-19	2,775,000	2,910,281
Eldorado Resorts, Inc.	7.000		08-01-23	1,465,000	1,545,575
GLP Capital LP	5.375		04-15-26	3,610,000	3,943,925
International Game Technology PLC (S)	6.500		02-15-25	3,710,000	4,021,640
Mohegan Tribal Gaming Authority	9.750		09-01-21	2,940,000	3,156,825
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	1,964,000	1,983,640
Waterford Gaming LLC (H)(S)	8.625		09-15-14	372,111	0
Household durables 0.2%
Newell Brands, Inc.	2.150		10-15-18	2,322,000	2,351,099
Newell Brands, Inc.	4.200		04-01-26	4,505,000	4,917,735
Internet and direct marketing retail 0.5%
Expedia, Inc. (S)	5.000		02-15-26	10,076,000	10,629,122
QVC, Inc.	4.375		03-15-23	5,465,000	5,525,263
QVC, Inc.	5.125		07-02-22	3,505,000	3,736,162
QVC, Inc.	5.450		08-15-34	4,055,000	3,843,633
Leisure products 0.1%
Vista Outdoor, Inc. (S)	5.875		10-01-23	3,645,000	3,836,363
Media 2.3%
Altice Financing SA (S)	6.500		01-15-22	1,485,000	1,566,675
Altice Financing SA (S)	6.625		02-15-23	2,940,000	3,061,275
Cengage Learning, Inc. (S)	9.500		06-15-24	4,275,000	4,371,188
Charter Communications Operating LLC (S)	6.484		10-23-45	5,320,000	6,537,163
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	3,385,000	3,545,788
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24	975,000	1,035,938
MDC Partners, Inc. (S)	6.500		05-01-24	3,775,000	3,586,250
Midcontinent Communications (S)	6.875		08-15-23	3,465,000	3,655,575
Myriad International Holdings BV (S)	5.500		07-21-25	4,130,000	4,357,150
Omnicom Group, Inc.	3.600		04-15-26	4,260,000	4,537,092
Radio One, Inc. (S)	9.250		02-15-20	3,070,000	2,901,150
Scripps Networks Interactive, Inc.	3.950		06-15-25	6,180,000	6,547,327

2SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Sinclair Television Group, Inc. (S)	5.625		08-01-24	4,760,000	$4,958,016
Sirius XM Radio, Inc. (S)	5.250		08-15-22	3,979,000	4,197,845
Sirius XM Radio, Inc. (S)	5.375		04-15-25	3,835,000	4,017,163
Sirius XM Radio, Inc. (S)	5.375		07-15-26	5,385,000	5,539,819
Time Warner Cable, Inc.	8.250		04-01-19	5,315,000	6,142,359
Time Warner, Inc.	3.600		07-15-25	3,590,000	3,844,782
Time Warner, Inc.	3.875		01-15-26	8,830,000	9,597,654
Time Warner, Inc.	6.500		11-15-36	3,329,000	4,326,262
Viacom, Inc.	4.375		03-15-43	7,970,000	7,218,397
WMG Acquisition Corp. (S)	6.750		04-15-22	4,045,000	4,302,869
Specialty retail 0.5%
AutoNation, Inc.	4.500		10-01-25	3,205,000	3,397,441
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	5,378,000	5,109,100
L Brands, Inc.	6.625		04-01-21	6,765,000	7,813,575
L Brands, Inc.	6.875		11-01-35	3,570,000	3,900,225
Consumer staples 2.7%					118,849,069
Beverages 0.9%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46	15,085,000	18,241,687
Constellation Brands, Inc.	4.250		05-01-23	4,725,000	5,040,984
Constellation Brands, Inc.	4.750		11-15-24	1,975,000	2,152,750
Molson Coors Brewing Company	1.450		07-15-19	2,319,000	2,315,637
Molson Coors Brewing Company	3.000		07-15-26	5,500,000	5,566,622
PepsiCo, Inc.	1.500		02-22-19	6,570,000	6,632,599
Food and staples retailing 0.9%
CVS Health Corp.	2.875		06-01-26	3,555,000	3,641,703
CVS Health Corp.	5.125		07-20-45	7,025,000	8,758,208
SUPERVALU, Inc.	7.750		11-15-22	4,795,000	4,531,275
Tops Holding II Corp.	8.750		06-15-18	1,075,000	967,500
Tops Holding LLC (S)	8.000		06-15-22	6,730,000	6,040,175
Walgreens Boots Alliance, Inc.	1.750		05-30-18	5,805,000	5,838,936
Whole Foods Market, Inc. (S)	5.200		12-03-25	8,380,000	9,113,619
Food products 0.6%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	3,211,000	3,755,014
Kraft Heinz Foods Company	2.000		07-02-18	7,562,000	7,653,538
Kraft Heinz Foods Company (S)	4.875		02-15-25	3,407,000	3,754,211
Kraft Heinz Foods Company	5.200		07-15-45	5,370,000	6,437,304
Post Holdings, Inc. (S)	7.750		03-15-24	3,395,000	3,772,694
Personal products 0.1%
Revlon Consumer Products Corp.	5.750		02-15-21	3,740,000	3,824,150
Tobacco 0.2%
Alliance One International, Inc.	9.875		07-15-21	7,875,000	7,008,750
Vector Group, Ltd.	7.750		02-15-21	3,595,000	3,801,713
Energy 3.7%					159,931,306
Energy equipment and services 0.1%
Emera US Finance LP (S)	3.550		06-15-26	2,950,000	3,104,683
Oil, gas and consumable fuels 3.6%
Cenovus Energy, Inc.	4.450		09-15-42	5,215,000	4,244,687
Cimarex Energy Company	4.375		06-01-24	3,095,000	3,239,502
Columbia Pipeline Group, Inc.	4.500		06-01-25	8,270,000	8,942,971

SEE NOTES TO FUND'S INVESTMENTS3

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Continental Resources, Inc.	5.000		09-15-22	8,408,000	$8,134,740
DCP Midstream LLC (S)	9.750		03-15-19	4,435,000	4,945,025
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	4,345,000	3,323,925
DCP Midstream Operating LP	2.700		04-01-19	4,235,000	4,102,656
DCP Midstream Operating LP	3.875		03-15-23	4,100,000	3,895,000
Enbridge Energy Partners LP	4.375		10-15-20	3,690,000	3,844,799
Energy Transfer Partners LP	5.150		03-15-45	4,285,000	4,112,220
Energy Transfer Partners LP	9.700		03-15-19	3,490,000	4,015,493
Enterprise Products Operating LLC (P)	4.465		08-01-66	5,865,000	5,498,438
Kerr-McGee Corp.	6.950		07-01-24	3,420,000	3,999,037
Kinder Morgan Energy Partners LP	3.950		09-01-22	3,275,000	3,389,766
Kinder Morgan Energy Partners LP	7.750		03-15-32	3,425,000	4,049,378
Kinder Morgan, Inc.	5.550		06-01-45	7,210,000	7,438,607
Lukoil International Finance BV (S)	3.416		04-24-18	5,040,000	5,091,408
MPLX LP	4.000		02-15-25	1,435,000	1,401,642
MPLX LP (S)	4.875		12-01-24	5,265,000	5,382,157
Occidental Petroleum Corp.	3.400		04-15-26	4,295,000	4,539,798
Petroleos Mexicanos	4.875		01-24-22	3,670,000	3,822,672
Regency Energy Partners LP	5.000		10-01-22	940,000	998,532
Regency Energy Partners LP	5.500		04-15-23	6,775,000	7,007,010
Regency Energy Partners LP	5.875		03-01-22	865,000	948,884
Shell International Finance BV	4.375		05-11-45	8,520,000	9,379,404
Summit Midstream Holdings LLC	7.500		07-01-21	4,025,000	4,085,375
Sunoco Logistics Partners Operations LP	3.900		07-15-26	3,379,000	3,412,601
Sunoco Logistics Partners Operations LP	4.400		04-01-21	4,370,000	4,660,155
Tallgrass Energy Partners LP (S)	5.500		09-15-24	1,575,000	1,614,375
Teekay Offshore Partners LP	6.000		07-30-19	6,115,000	4,983,725
Tesoro Logistics LP	6.125		10-15-21	5,470,000	5,729,825
Tesoro Logistics LP	6.375		05-01-24	3,625,000	3,869,688
Williams Partners LP	4.875		05-15-23	3,295,000	3,329,133
Williams Partners LP	4.875		03-15-24	9,178,000	9,393,995
Financials 13.8%					601,738,907
Banks 6.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (Q)(S)	6.750		06-15-26	2,340,000	2,629,208
Bank of America Corp.	3.950		04-21-25	1,430,000	1,488,348
Bank of America Corp.	4.200		08-26-24	4,100,000	4,348,886
Bank of America Corp.	4.250		10-22-26	4,350,000	4,613,588
Bank of America Corp.	4.450		03-03-26	8,730,000	9,393,698
Bank of America Corp.	6.875		04-25-18	6,620,000	7,174,829
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24	6,000,000	6,300,000
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300		03-10-26	3,060,000	3,343,050
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	6,065,000	6,239,369
BankUnited, Inc.	4.875		11-17-25	5,330,000	5,539,581
Barclays Bank PLC (S)	10.179		06-12-21	4,710,000	6,032,446
Barclays PLC	4.375		01-12-26	5,270,000	5,501,880
BPCE SA (S)	4.500		03-15-25	5,080,000	5,169,977
BPCE SA (S)	5.700		10-22-23	5,330,000	5,833,882
Citigroup, Inc.	4.600		03-09-26	6,540,000	7,027,773
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250		08-15-26	7,460,000	8,056,800
Commerzbank AG (S)	8.125		09-19-23	6,440,000	7,518,056

4SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19	4,420,000	$4,290,140
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	5,265,000	5,390,044
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	4,540,000	4,971,300
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	3,980,000	3,940,200
HBOS PLC (S)	6.750		05-21-18	8,895,000	9,515,497
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375		09-17-24	1,570,000	1,552,338
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875		06-01-21	5,005,000	5,236,481
ING Bank NV (S)	5.800		09-25-23	5,184,000	5,802,135
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	1,385,000	1,356,434
JPMorgan Chase & Co.	3.200		06-15-26	6,030,000	6,203,013
JPMorgan Chase & Co.	4.625		05-10-21	10,280,000	11,397,261
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20	6,735,000	6,873,909
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	7,940,000	8,954,017
Lloyds Banking Group PLC	4.650		03-24-26	13,465,000	13,975,229
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	3,595,000	3,689,369
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	5,255,000	5,160,410
Popular, Inc.	7.000		07-01-19	3,635,000	3,753,138
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	5,937,000	7,246,851
Royal Bank of Scotland Group PLC	4.800		04-05-26	4,405,000	4,609,383
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000		08-10-25	3,820,000	3,713,422
Santander Holdings USA, Inc.	2.700		05-24-19	8,665,000	8,760,575
Santander UK Group Holdings PLC (S)	4.750		09-15-25	4,530,000	4,553,094
Societe Generale SA (P)(Q)	8.250		11-29-18	275,000	282,906
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000		09-29-25	5,965,000	6,076,844
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	3,390,000	3,487,463
Standard Chartered PLC (S)	2.100		08-19-19	11,410,000	11,416,321
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	8,469,000	8,619,486
Synovus Financial Corp.	7.875		02-15-19	3,365,000	3,789,831
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	4,415,000	4,426,038
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	5,565,000	6,281,494
Wells Fargo & Company	4.650		11-04-44	3,700,000	4,061,941
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	10,845,000	11,977,760
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	4,070,000	4,329,463
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	5,322,000	5,628,015
Capital markets 2.0%
Ares Capital Corp.	3.875		01-15-20	5,460,000	5,651,968
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	3,070,000	3,235,780
FS Investment Corp.	4.000		07-15-19	5,040,000	5,112,682
Jefferies Group LLC	6.875		04-15-21	7,005,000	8,035,646
Jefferies Group LLC	8.500		07-15-19	3,220,000	3,694,206
Macquarie Bank, Ltd. (S)	4.875		06-10-25	7,125,000	7,571,310
Morgan Stanley	2.450		02-01-19	3,590,000	3,658,993
Morgan Stanley	3.875		01-27-26	5,220,000	5,574,856
Morgan Stanley	5.500		01-26-20	6,190,000	6,883,274
Morgan Stanley	7.300		05-13-19	10,935,000	12,482,620

SEE NOTES TO FUND'S INVESTMENTS5

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	3,445,000	$3,535,431
Stifel Financial Corp.	4.250		07-18-24	4,470,000	4,551,649
The Bear Stearns Companies LLC	7.250		02-01-18	3,950,000	4,265,013
The Goldman Sachs Group, Inc.	2.000		04-25-19	3,765,000	3,806,343
The Goldman Sachs Group, Inc.	3.750		05-22-25	5,175,000	5,472,723
The Goldman Sachs Group, Inc.	4.750		10-21-45	3,485,000	3,978,138
Consumer finance 2.0%
Ally Financial, Inc.	3.250		11-05-18	4,145,000	4,183,859
Ally Financial, Inc.	5.125		09-30-24	9,140,000	9,899,763
Capital One Financial Corp.	2.450		04-24-19	3,630,000	3,703,704
Capital One Financial Corp.	3.750		07-28-26	8,325,000	8,357,459
Capital One Financial Corp.	4.200		10-29-25	6,080,000	6,351,077
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	4,210,000	4,307,462
Capital One NA	2.350		08-17-18	4,945,000	5,011,505
Credit Acceptance Corp.	6.125		02-15-21	5,380,000	5,406,900
Credito Real SAB de CV (S)	7.500		03-13-19	4,310,000	4,495,330
Discover Bank	2.600		11-13-18	5,530,000	5,611,330
Discover Financial Services	3.950		11-06-24	11,300,000	11,625,248
Discover Financial Services	5.200		04-27-22	4,265,000	4,674,862
Enova International, Inc.	9.750		06-01-21	4,925,000	4,139,463
S&P Global, Inc.	4.000		06-15-25	6,330,000	6,894,104
S&P Global, Inc.	4.400		02-15-26	3,918,000	4,398,852
Diversified financial services 0.6%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	1,202,774	1,252,388
Leucadia National Corp.	5.500		10-18-23	7,110,000	7,467,740
NewStar Financial, Inc.	7.250		05-01-20	6,120,000	5,997,600
Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (Q)	8.625		08-15-21	2,920,000	2,974,750
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	6,028,000	6,028,000
Insurance 1.6%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	5,275,000	5,617,954
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	7,065,000	7,911,627
AXA SA	8.600		12-15-30	2,905,000	4,078,475
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	1,725,000	1,880,250
CNA Financial Corp.	7.250		11-15-23	1,875,000	2,275,331
CNO Financial Group, Inc.	5.250		05-30-25	6,250,000	6,203,125
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800		03-07-87	5,726,000	6,642,160
MetLife, Inc.	6.400		12-15-66	5,090,000	5,716,070
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	5,100,000	5,686,500
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	3,665,000	3,809,309
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	3,360,000	3,721,200
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	6,400,000	8,878,886
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	6,755,000	7,379,838
Thrifts and mortgage finance 0.8%
Flagstar Bancorp, Inc. (S)	6.125		07-15-21	3,745,000	3,820,877
MGIC Investment Corp.	5.750		08-15-23	1,110,000	1,162,725
Nationstar Mortgage LLC	6.500		07-01-21	4,120,000	3,924,300
Nationstar Mortgage LLC	7.875		10-01-20	4,233,000	4,264,748

6SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Nationstar Mortgage LLC	9.625		05-01-19	3,565,000	$3,734,338
Quicken Loans, Inc. (S)	5.750		05-01-25	7,860,000	7,842,708
Radian Group, Inc.	5.250		06-15-20	2,575,000	2,724,350
Radian Group, Inc.	7.000		03-15-21	4,388,000	4,936,500
Stearns Holdings LLC (S)	9.375		08-15-20	1,778,000	1,702,435
Health care 2.7%					118,486,659
Biotechnology 0.5%
AbbVie, Inc.	3.600		05-14-25	8,120,000	8,586,543
Amgen, Inc.	4.400		05-01-45	3,640,000	3,912,276
Celgene Corp.	5.000		08-15-45	7,645,000	8,822,292
Health care equipment and supplies 0.3%
Medtronic, Inc.	4.625		03-15-45	4,550,000	5,466,024
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	5,965,000	6,210,794
Health care providers and services 1.4%
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	1,663,000	1,604,795
Express Scripts Holding Company	4.500		02-25-26	8,345,000	9,215,275
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	3,635,000	3,844,013
HCA, Inc.	5.250		04-15-25	5,100,000	5,463,375
HCA, Inc.	5.250		06-15-26	3,660,000	3,911,625
HCA, Inc.	7.500		02-15-22	4,280,000	4,886,048
LifePoint Health, Inc. (S)	5.375		05-01-24	4,185,000	4,294,856
Medco Health Solutions, Inc.	7.125		03-15-18	2,880,000	3,116,462
MEDNAX, Inc. (S)	5.250		12-01-23	3,625,000	3,815,313
Molina Healthcare, Inc. (S)	5.375		11-15-22	3,690,000	3,800,700
Select Medical Corp.	6.375		06-01-21	5,140,000	5,146,425
Teva Pharmaceutical Finance Netherlands III BV	3.150		10-01-26	4,610,000	4,641,413
Universal Health Services, Inc. (S)	4.750		08-01-22	3,650,000	3,786,875
WellCare Health Plans, Inc.	5.750		11-15-20	3,680,000	3,804,200
Pharmaceuticals 0.5%
Actavis Funding SCS	3.800		03-15-25	4,435,000	4,680,233
Mylan NV (S)	2.500		06-07-19	3,495,000	3,539,324
Mylan NV (S)	3.950		06-15-26	11,730,000	12,084,598
Quintiles Transnational Corp. (S)	4.875		05-15-23	3,705,000	3,853,200
Industrials 5.7%					248,680,276
Aerospace and defense 0.8%
AerCap Ireland Capital, Ltd.	4.625		10-30-20	5,605,000	5,940,599
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	5,015,000	5,278,288
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	3,620,000	3,886,975
Lockheed Martin Corp.	2.900		03-01-25	5,566,000	5,769,014
Lockheed Martin Corp.	4.700		05-15-46	5,020,000	6,011,154
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	9,625,000	6,737,500
Textron, Inc.	7.250		10-01-19	2,230,000	2,561,893
Air freight and logistics 0.2%
XPO Logistics, Inc. (S)	6.500		06-15-22	7,620,000	7,915,275
Airlines 1.7%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18	4,450,000	4,594,625
America West Airlines 2000-1 Pass Through Trust	8.057		01-02-22	318,830	360,277
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	5,659,696	5,942,681
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24	5,038,414	5,510,765

SEE NOTES TO FUND'S INVESTMENTS7

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24	6,039,940	$5,888,942
American Airlines 2016-1 Class A Pass Through Trust	4.100		07-15-29	2,651,912	2,875,097
British Airways 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	6,483,409	6,937,248
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	1,689,782	1,791,169
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	486,887	499,643
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		03-15-19	125,538	128,200
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		08-02-20	749,213	792,742
Continental Airlines 2000-2 Class B Pass Through Trust	8.307		10-02-19	80,605	85,442
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		10-19-23	3,483,352	3,932,008
Continental Airlines 2012-1 Class B Pass Through Trust	6.250		10-11-21	1,217,898	1,306,196
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	4,179,575	4,785,614
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	598,190	638,568
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	1,051,479	1,122,454
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	2,259,131	2,558,466
UAL 2009-1 Pass Through Trust	10.400		05-01-18	153,017	154,731
UAL 2009-2A Pass Through Trust	9.750		07-15-18	554,238	569,480
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	7,174,975	7,587,536
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	5,020,998	5,071,208
United Airlines 2016-1 Class A Pass Through Trust	3.450		01-07-30	3,320,000	3,462,760
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	3,377,357	3,850,187
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	3,357,668	3,886,500
Building products 0.4%
Builders FirstSource, Inc. (S)	10.750		08-15-23	3,510,000	3,983,850
Masco Corp.	4.375		04-01-26	3,555,000	3,803,850
Masco Corp.	4.450		04-01-25	3,550,000	3,803,825
Owens Corning	4.200		12-15-22	5,320,000	5,674,371
Commercial services and supplies 0.2%
Casella Waste Systems, Inc.	7.750		02-15-19	2,844,000	2,907,990
Prime Security Services Borrower LLC (S)	9.250		05-15-23	3,510,000	3,825,900
Construction and engineering 0.1%
Engility Corp. (S)	8.875		09-01-24	637,000	648,148
Tutor Perini Corp.	7.625		11-01-18	5,670,000	5,726,700
Electrical equipment 0.2%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500		06-15-45	5,625,000	5,779,688
EnerSys (S)	5.000		04-30-23	1,095,000	1,092,263
Industrial conglomerates 0.4%
General Electric Company (P)	1.297		08-15-36	3,180,000	2,705,255
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	11,838,000	12,681,458
Odebrecht Finance, Ltd. (S)	7.125		06-26-42	1,045,000	384,038
Machinery 0.2%
SPL Logistics Escrow LLC (S)	8.875		08-01-20	1,871,000	1,431,315
Trinity Industries, Inc.	4.550		10-01-24	9,340,000	9,259,592
Professional services 0.2%
Verisk Analytics, Inc.	4.000		06-15-25	8,805,000	9,341,533
Road and rail 0.2%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	9,710,000	10,038,373
Trading companies and distributors 1.0%
Ahern Rentals, Inc. (S)	7.375		05-15-23	5,585,000	3,825,725
Air Lease Corp.	3.000		09-15-23	4,685,000	4,636,135

8SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Air Lease Corp.	3.375		01-15-19	2,430,000	$2,501,952
Air Lease Corp.	3.875		04-01-21	3,660,000	3,856,725
Air Lease Corp.	5.625		04-01-17	2,625,000	2,679,836
Aircastle, Ltd.	5.500		02-15-22	2,950,000	3,204,438
Aircastle, Ltd.	6.250		12-01-19	2,755,000	3,047,719
Aircastle, Ltd.	7.625		04-15-20	1,440,000	1,663,200
Ashtead Capital, Inc. (S)	5.625		10-01-24	1,855,000	1,950,069
International Lease Finance Corp.	5.875		04-01-19	3,715,000	4,007,556
International Lease Finance Corp. (S)	7.125		09-01-18	3,720,000	4,092,335
United Rentals North America, Inc.	5.500		07-15-25	3,785,000	3,898,550
United Rentals North America, Inc.	5.750		11-15-24	3,875,000	4,030,000
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	3,655,000	3,764,650
Information technology 2.7%					116,289,115
Communications equipment 0.0%
Hughes Satellite Systems Corp. (S)	5.250		08-01-26	1,345,000	1,336,594
Electronic equipment, instruments and components 0.5%
Diamond 1 Finance Corp. (S)	6.020		06-15-26	12,590,000	13,496,216
Jabil Circuit, Inc.	4.700		09-15-22	2,893,000	3,025,355
Zebra Technologies Corp.	7.250		10-15-22	3,820,000	4,144,700
Internet software and services 0.5%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	1,985,000	2,022,219
Ancestry.com, Inc.	11.000		12-15-20	2,680,000	2,874,300
eBay, Inc.	2.500		03-09-18	3,590,000	3,645,979
eBay, Inc.	3.800		03-09-22	4,175,000	4,459,518
Match Group, Inc.	6.375		06-01-24	3,720,000	4,045,500
VeriSign, Inc.	5.250		04-01-25	3,710,000	3,867,675
IT services 0.4%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	3,925,000	3,940,700
Visa, Inc.	3.150		12-14-25	7,180,000	7,667,307
Visa, Inc.	4.300		12-14-45	5,133,000	6,075,840
Semiconductors and semiconductor equipment 0.5%
Lam Research Corp.	3.900		06-15-26	3,735,000	3,906,657
Micron Technology, Inc.	5.875		02-15-22	3,945,000	3,974,588
Micron Technology, Inc. (S)	7.500		09-15-23	3,510,000	3,869,775
Qorvo, Inc. (S)	6.750		12-01-23	3,645,000	3,968,494
Qorvo, Inc. (S)	7.000		12-01-25	3,560,000	3,942,700
Software 0.7%
Activision Blizzard, Inc. (S)	6.125		09-15-23	5,485,000	5,999,219
Electronic Arts, Inc.	4.800		03-01-26	11,050,000	12,120,856
Microsoft Corp.	4.450		11-03-45	7,535,000	8,763,295
Open Text Corp. (S)	5.875		06-01-26	3,690,000	3,892,950
Technology hardware, storage and peripherals 0.1%
Diamond 1 Finance Corp. (S)	7.125		06-15-24	1,240,000	1,342,678
Western Digital Corp. (S)	7.375		04-01-23	3,600,000	3,906,000
Materials 1.7%					74,263,806
Chemicals 0.7%
Braskem Finance, Ltd. (S)	7.000		05-07-20	5,150,000	5,684,313
Incitec Pivot Finance LLC (S)	6.000		12-10-19	2,025,000	2,194,175

SEE NOTES TO FUND'S INVESTMENTS9

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
NOVA Chemicals Corp. (S)	5.000		05-01-25	6,380,000	$6,587,350
Platform Specialty Products Corp. (S)	6.500		02-01-22	7,350,000	6,964,125
Rain CII Carbon LLC (S)	8.250		01-15-21	4,635,000	4,414,838
The Chemours Company	6.625		05-15-23	5,412,000	5,195,520
Construction materials 0.1%
Cemex SAB de CV (S)	6.125		05-05-25	4,665,000	4,913,178
Eagle Materials, Inc.	4.500		08-01-26	875,000	889,785
Containers and packaging 0.2%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	3,638,105	3,792,724
Ardagh Packaging Finance PLC (S)	7.250		05-15-24	1,085,000	1,155,525
Cascades, Inc. (S)	5.500		07-15-22	3,469,000	3,486,345
Metals and mining 0.6%
Alcoa, Inc.	5.125		10-01-24	5,840,000	6,161,200
Allegheny Technologies, Inc.	9.375		06-01-19	7,362,000	7,748,505
ArcelorMittal	10.850		06-01-19	3,285,000	3,917,363
Commercial Metals Company	7.350		08-15-18	2,935,000	3,155,125
Vale Overseas, Ltd.	6.250		08-10-26	2,676,000	2,769,660
Paper and forest products 0.1%
Boise Cascade Company (S)	5.625		09-01-24	1,404,000	1,430,325
Norbord, Inc. (S)	6.250		04-15-23	3,580,000	3,803,750
Real estate 1.8%					78,395,084
Equity real estate investment trusts 1.8%
American Tower Corp.	3.400		02-15-19	4,340,000	4,518,951
American Tower Corp.	4.700		03-15-22	4,295,000	4,752,293
Crown Castle International Corp.	4.450		02-15-26	4,620,000	5,096,738
Crown Castle Towers LLC (S)	4.883		08-15-40	4,477,000	4,877,975
Crown Castle Towers LLC (S)	6.113		01-15-40	6,147,000	6,823,669
Highwoods Realty LP	5.850		03-15-17	3,130,000	3,194,960
Iron Mountain, Inc.	5.750		08-15-24	5,695,000	5,908,563
Iron Mountain, Inc.	6.000		08-15-23	6,485,000	6,922,738
MPT Operating Partnership LP	6.375		02-15-22	3,470,000	3,639,163
Omega Healthcare Investors, Inc.	4.500		01-15-25	3,795,000	3,852,100
Omega Healthcare Investors, Inc.	4.950		04-01-24	4,400,000	4,600,534
Omega Healthcare Investors, Inc.	5.250		01-15-26	3,600,000	3,865,792
Ventas Realty LP	3.500		02-01-25	7,820,000	8,102,333
Ventas Realty LP	3.750		05-01-24	1,970,000	2,066,093
VEREIT Operating Partnership LP	4.600		02-06-24	5,895,000	6,204,488
Welltower, Inc.	3.750		03-15-23	3,770,000	3,968,694
Telecommunication services 1.9%					85,113,013
Diversified telecommunication services 1.3%
AT&T, Inc.	4.750		05-15-46	4,272,000	4,568,255
Columbus Cable Barbados, Ltd. (S)	7.375		03-30-21	1,525,000	1,631,750
Frontier Communications Corp.	8.875		09-15-20	4,715,000	5,139,350
GCI, Inc.	6.875		04-15-25	3,705,000	3,816,150
T-Mobile USA, Inc.	6.125		01-15-22	3,500,000	3,692,500
T-Mobile USA, Inc.	6.250		04-01-21	3,605,000	3,762,719
Telecom Italia Capital SA	7.200		07-18-36	3,650,000	3,910,063
Verizon Communications, Inc.	4.400		11-01-34	3,705,000	3,939,460
Verizon Communications, Inc.	4.672		03-15-55	4,248,000	4,417,771

10SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	4.862		08-21-46	12,630,000	$14,042,021
Verizon Communications, Inc.	5.012		08-21-54	3,684,000	4,039,344
Wind Acquisition Finance SA (S)	7.375		04-23-21	2,845,000	2,930,350
Wireless telecommunication services 0.6%
CC Holdings GS V LLC	3.849		04-15-23	4,570,000	4,889,256
Comcel Trust (S)	6.875		02-06-24	2,220,000	2,308,800
Digicel Group, Ltd. (S)	8.250		09-30-20	3,885,000	3,496,500
Digicel, Ltd. (S)	6.750		03-01-23	4,580,000	4,179,250
Millicom International Cellular SA (S)	4.750		05-22-20	3,610,000	3,651,515
Millicom International Cellular SA (S)	6.625		10-15-21	3,730,000	3,927,690
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	4,100,000	3,982,699
SBA Tower Trust (S)	3.598		04-15-43	2,770,000	2,787,570
Utilities 1.2%					51,021,122
Electric utilities 0.6%
Beaver Valley II Funding Corp.	9.000		06-01-17	33,000	33,825
BVPS II Funding Corp.	8.890		06-01-17	137,000	140,260
Electricite de France SA (S)	3.625		10-13-25	3,535,000	3,711,290
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	4,225,000	4,205,988
Empresa Electrica Angamos SA (S)	4.875		05-25-29	3,490,000	3,417,331
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	3,295,000	3,486,110
Israel Electric Corp., Ltd. (S)	6.875		06-21-23	1,825,000	2,190,000
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	2,890,000	3,223,795
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19	3,665,000	3,718,414
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	2,215,000	2,485,407
W3A Funding Corp.	8.090		01-02-17	927,329	926,314
Independent power and renewable electricity producers 0.6%
NRG Energy, Inc.	6.250		05-01-24	7,965,000	7,905,263
NRG Energy, Inc. (S)	6.625		01-15-27	4,565,000	4,573,537
NRG Yield Operating LLC	5.375		08-15-24	10,555,000	11,003,588
U.S. Government and Agency obligations 26.7%					$1,164,287,292
(Cost $1,142,198,732)
U.S. Government 10.6%					463,824,859
U.S. Treasury
Bond	2.500		02-15-45	12,518,000	13,220,673
Bond	2.500		05-15-46	111,855,000	118,365,297
Bond	3.375		05-15-44	108,715,000	135,384,094
Note	0.750		07-15-19	74,640,000	74,275,533
Note	1.500		08-15-26	80,679,000	80,086,493
Treasury Inflation Protected Security	0.375		07-15-25	41,582,324	42,492,769
U.S. Government Agency 16.1%					700,462,433
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000		03-01-43	5,714,025	5,988,877
30 Yr Pass Thru	3.000		04-01-43	9,027,559	9,443,459
30 Yr Pass Thru	3.000		05-01-46	5,911,472	6,178,272
30 Yr Pass Thru	3.500		06-01-42	9,190,022	9,762,244
30 Yr Pass Thru	3.500		09-01-42	3,003,066	3,172,223
30 Yr Pass Thru	3.500		04-01-44	10,085,774	10,824,084
30 Yr Pass Thru	3.500		05-01-45	24,220,892	25,717,668

SEE NOTES TO FUND'S INVESTMENTS11

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000		01-01-41	19,489,916	$20,996,415
30 Yr Pass Thru	4.000		03-01-42	12,206,256	13,145,940
30 Yr Pass Thru	4.000		11-01-43	7,241,755	7,898,827
30 Yr Pass Thru	4.000		02-01-44	1,859,901	2,011,802
30 Yr Pass Thru	4.500		11-01-39	4,122,166	4,533,577
30 Yr Pass Thru	4.500		02-01-41	6,677,169	7,333,148
30 Yr Pass Thru	4.500		03-01-41	3,902,940	4,364,432
30 Yr Pass Thru	5.500		05-01-38	413,008	473,975
30 Yr Pass Thru	5.500		12-01-38	231,153	261,735
30 Yr Pass Thru	5.500		11-01-39	8,900,910	10,223,182
Federal National Mortgage Association
15 Yr Pass Thru	2.500		06-01-27	323,072	334,558
15 Yr Pass Thru	3.000		09-01-27	5,352,675	5,614,488
15 Yr Pass Thru	3.500		02-01-26	817,120	864,039
15 Yr Pass Thru	3.500		03-01-26	6,564,916	6,941,871
15 Yr Pass Thru	4.000		12-01-24	3,502,714	3,740,789
30 Yr Pass Thru	3.000		07-01-42	6,480,030	6,765,050
30 Yr Pass Thru	3.000		08-01-42	246,014	257,642
30 Yr Pass Thru	3.000		10-01-42	6,144,822	6,393,015
30 Yr Pass Thru	3.000		12-01-42	3,157,567	3,290,531
30 Yr Pass Thru	3.000		01-01-43	2,221,049	2,312,147
30 Yr Pass Thru	3.000		03-01-43	1,577,843	1,652,421
30 Yr Pass Thru	3.000		04-01-43	3,814,487	3,975,112
30 Yr Pass Thru	3.000		05-01-43	2,221,682	2,326,691
30 Yr Pass Thru	3.000		06-01-43	3,577,593	3,720,976
30 Yr Pass Thru	3.000		07-01-43	39,543,549	41,282,848
30 Yr Pass Thru	3.500		11-01-40	5,299,523	5,595,762
30 Yr Pass Thru	3.500		06-01-42	5,208,148	5,527,762
30 Yr Pass Thru	3.500		08-01-42	8,655,167	9,189,021
30 Yr Pass Thru	3.500		01-01-43	3,983,626	4,213,776
30 Yr Pass Thru	3.500		06-01-43	20,279,243	21,631,471
30 Yr Pass Thru	3.500		07-01-43	17,670,045	18,848,291
30 Yr Pass Thru	3.500		01-01-45	6,607,744	7,061,772
30 Yr Pass Thru	3.500		04-01-45	45,970,095	48,805,548
30 Yr Pass Thru	3.500		05-01-46	23,965,635	25,316,528
30 Yr Pass Thru	3.500		07-01-46	57,027,409	60,326,834
30 Yr Pass Thru	4.000		09-01-40	32,993,424	35,546,551
30 Yr Pass Thru	4.000		11-01-40	1,937,172	2,118,555
30 Yr Pass Thru	4.000		01-01-41	10,444,772	11,261,761
30 Yr Pass Thru	4.000		09-01-41	5,762,818	6,313,213
30 Yr Pass Thru	4.000		09-01-41	3,716,879	4,039,348
30 Yr Pass Thru	4.000		09-01-41	10,413,385	11,224,084
30 Yr Pass Thru	4.000		10-01-41	6,751,577	7,289,226
30 Yr Pass Thru	4.000		10-01-41	2,814,800	3,059,006
30 Yr Pass Thru	4.000		01-01-42	5,571,714	6,055,104
30 Yr Pass Thru	4.000		07-01-42	737,185	801,372
30 Yr Pass Thru	4.000		09-01-43	12,222,800	13,474,206
30 Yr Pass Thru	4.000		10-01-43	15,242,014	16,702,509
30 Yr Pass Thru	4.000		10-01-43	6,190,229	6,729,215
30 Yr Pass Thru	4.000		01-01-44	5,303,841	5,812,058
30 Yr Pass Thru	4.000		06-01-46	15,745,243	16,902,152
30 Yr Pass Thru	4.500		11-01-39	7,524,707	8,262,481
30 Yr Pass Thru	4.500		08-01-40	9,004,878	9,879,336

12SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500		02-01-41	9,314,080	$10,218,564
30 Yr Pass Thru	4.500		05-01-41	8,359,033	9,187,753
30 Yr Pass Thru	4.500		06-01-41	9,572,551	10,512,605
30 Yr Pass Thru	4.500		07-01-41	4,299,036	4,721,215
30 Yr Pass Thru	4.500		08-01-41	6,044,988	6,638,624
30 Yr Pass Thru	4.500		05-01-42	12,084,916	13,271,693
30 Yr Pass Thru	4.500		01-01-43	2,566,576	2,814,210
30 Yr Pass Thru	5.000		08-01-40	6,095,603	6,779,453
30 Yr Pass Thru	5.000		09-01-40	5,100,629	5,684,809
30 Yr Pass Thru	5.000		02-01-41	4,137,269	4,623,398
30 Yr Pass Thru	5.000		03-01-41	4,885,605	5,459,663
30 Yr Pass Thru	5.000		04-01-41	1,704,322	1,943,992
30 Yr Pass Thru	5.000		07-01-42	3,533,164	3,929,541
30 Yr Pass Thru	5.500		05-01-35	2,069,570	2,348,563
30 Yr Pass Thru	5.500		04-01-36	493,172	561,022
30 Yr Pass Thru	5.500		05-01-36	2,178,090	2,477,747
30 Yr Pass Thru	5.500		01-01-39	1,790,971	2,048,003
30 Yr Pass Thru	6.500		01-01-39	2,213,841	2,563,553
30 Yr Pass Thru	6.500		06-01-39	764,937	889,045
Foreign government obligations 0.4%					$18,915,190
(Cost $16,903,099)
Argentina 0.4%					18,915,190
City of Buenos Aires (S)	7.500		06-01-27	2,900,000	3,132,000
Provincia de Buenos Aires (S)	7.875		06-15-27	5,535,000	5,825,588
Provincia de Buenos Aires (S)	9.125		03-16-24	1,000,000	1,115,000
Republic of Argentina (S)	7.500		04-22-26	5,355,000	5,970,825
Republic of Argentina	8.280		12-31-33	2,502,638	2,871,777
Capital preferred securities 0.4%					$19,383,313
(Cost $18,622,631)
Financials 0.4%					19,383,313
Banks 0.2%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		09-19-16	5,963,000	4,877,674
Sovereign Capital Trust VI	7.908		06-13-36	3,068,000	3,065,217
Capital markets 0.1%
Goldman Sachs Capital II (P)(Q)	4.000		10-03-16	309,000	256,393
State Street Capital Trust IV (P)	1.653		06-01-77	4,995,000	4,283,213
Insurance 0.1%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67	960,000	1,204,800
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250		04-08-68	2,820,000	4,031,416
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	1,640,000	1,664,600
Convertible bonds 0.1%					$4,005,422
(Cost $4,017,851)
Utilities 0.1%					4,005,422
Independent power and renewable electricity producers 0.1%
NRG Yield, Inc. (S)	3.250		06-01-20	4,095,000	4,005,422
Municipal bonds 0.1%					$4,342,692
(Cost $4,340,059)
State of Hawaii Department of Business Economic Development & Tourism	1.467		07-01-22	4,340,435	4,342,692

SEE NOTES TO FUND'S INVESTMENTS13

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Term loans (M) 0.2%					$7,643,793
(Cost $8,017,436)
Consumer staples 0.1%					2,554,167
Household products 0.1%
The Sun Products Corp.	5.500		03-23-20	2,555,752	2,554,167
Health care 0.0%					886,500
Health care providers and services 0.0%
Surgery Center Holdings, Inc.	5.250		11-03-20	886,500	886,500
Industrials 0.1%					2,575,424
Aerospace and defense 0.0%
WP CPP Holdings LLC	4.500		12-28-19	965,000	928,812
Airlines 0.1%
Delta Air Lines, Inc.	3.250		10-18-18	1,643,424	1,646,612
Utilities 0.0%					1,627,702
Electric utilities 0.0%
ExGen Texas Power LLC	5.750		09-16-21	2,028,289	1,627,702
Collateralized mortgage obligations 10.5%					$457,355,282
(Cost $443,240,008)
Commercial and residential 9.6%					417,383,594
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.104		08-25-35	2,078,490	1,994,241
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.928		06-25-45	3,599,778	3,348,804
Series 2005-1, Class AHM (P)	3.032		06-25-45	1,956,214	1,924,671
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	5,660,000	6,325,617
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110		12-13-29	5,021,000	5,085,373
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.034		09-15-26	2,645,000	2,633,423
Series 2015-200P, Class F (P) (S)	3.716		04-14-33	4,380,000	3,998,567
BBCMS Trust
Series 2015, Class C (P) (S)	2.443		02-15-28	2,145,000	2,114,164
Series 2015-MSQ, Class D (P) (S)	4.123		09-15-22	5,410,000	5,453,327
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	3.090		03-25-35	2,764,170	2,774,322
Series 2005-5, Class A2 (P)	2.460		08-25-35	4,046,550	4,031,207
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.224		01-25-35	4,299,447	4,160,649
Series 2004-12, Class A3 (P)	1.224		01-25-35	3,311,489	3,245,059
Series 2005-5, Class 1A4 (P)	1.084		07-25-35	2,546,881	2,409,222
Series 2005-7, Class 11A1 (P)	1.064		08-25-35	4,007,355	3,792,841
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.250		10-25-34	3,872,971	3,846,437
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.463		07-05-33	5,410,000	5,216,901
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.942		08-15-29	6,985,000	6,842,467
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058		03-10-33	6,165,000	5,954,791
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	3,795,000	3,773,645
Series 2015-1740, Class XA IO (S)	1.023		01-13-35	85,970,000	4,018,238

14SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.124		05-15-29	4,725,000	$4,510,243
Series 2015-JWRZ, Class GL2 (P) (S)	4.131		05-15-29	4,805,000	4,688,653
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.442		12-15-27	6,005,028	5,937,197
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912		04-10-28	3,425,000	3,220,646
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387		02-10-21	7,680,000	7,897,220
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.686		06-10-46	43,061,618	1,155,998
Series 2015-CR27, Class B (P)	4.510		10-10-58	3,325,000	3,672,881
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.254		10-15-45	54,859,861	4,545,524
Series 2012-LC4, Class B (P)	4.934		12-10-44	2,145,000	2,404,266
Series 2013-300P, Class D (P) (S)	4.540		08-10-30	5,125,000	5,384,028
Series 2013-CR11, Class B (P)	5.330		10-10-46	8,359,000	9,698,056
Series 2013-CR13, Class C (P)	4.909		12-10-23	3,765,000	4,101,915
Series 2013-CR6, Class XA IO	1.624		03-10-46	40,005,383	1,710,110
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	4,015,000	4,573,050
Series 2014-FL4, Class D (P) (S)	2.897		07-13-31	7,545,000	7,368,069
Series 2014-TWC, Class D (P) (S)	2.685		02-13-32	4,270,000	4,208,107
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.585		08-13-27	6,930,000	6,829,919
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.901		08-15-45	31,597,243	2,483,625
Series 2014-CR15, Class XA IO	1.460		02-10-47	51,395,648	2,624,087
Series 2014-CR16, Class C (P)	5.068		04-10-47	4,850,000	5,299,743
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850		02-10-34	4,885,000	4,878,613
Deutsche Bank Commercial Mortgage Trust Series 2016-C3, Class C (P)	3.636		09-10-49	1,920,000	1,920,342
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.794		06-25-34	2,410,668	2,290,777
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495		12-15-34	2,345,000	2,358,701
Series 2015-NRF, Class EFX (P) (S)	3.495		12-15-34	5,210,000	5,094,734
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.240		08-19-34	1,633,652	1,583,128
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.934		05-15-34	7,102,000	7,030,668
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.658		05-10-45	91,924,278	7,185,399
Series 2014-NEW, Class C (S)	3.790		01-10-31	2,330,000	2,360,568
Series 2015-590M, Class C (P) (S)	3.932		10-10-35	5,490,000	5,533,721
Series 2016-ICE2, Class D (P) (S)	6.192		03-15-33	6,585,000	6,615,390
Series 2016-RENT, Class D (P) (S)	4.202		02-10-29	5,175,000	5,173,881
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.441		08-19-45	6,686,138	425,658
Series 2005-2, Class IX IO	2.135		05-19-35	30,164,040	2,069,669
Series 2005-9, Class 2A1C (P)	0.888		06-20-35	4,359,114	3,896,754
Series 2007-3, Class ES IO (S)	0.350		05-19-47	46,138,467	725,112
Series 2007-4, Class ES IO	0.350		07-19-47	48,687,137	712,244
Series 2007-6, Class ES IO (S)	0.342		08-19-37	37,966,440	486,844

SEE NOTES TO FUND'S INVESTMENTS15

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.584		07-15-29	4,795,000	$4,651,291
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	4.186		11-05-30	3,703,928	3,707,639
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	7,632,000	7,654,686
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.113		08-05-34	3,470,000	3,417,715
Impac Secured Assets CMN Owner Trust Series 2004-4, Class M2 (P)	1.256		02-25-35	3,395,000	3,125,008
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.261		07-25-35	52,001,861	4,042,604
Series 2005-AR8, Class AX2 IO	2.267		05-25-35	47,979,892	3,466,067
Series 2005-AR18, Class 1X IO	2.189		10-25-36	20,184,916	1,856,233
Series 2005-AR18, Class 2X IO	1.913		10-25-36	31,569,173	2,003,850
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.830		04-15-47	7,370,000	7,853,593
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582		07-05-32	23,665,000	1,755,463
Series 2014-FL5, Class C (P) (S)	2.534		07-15-31	8,401,000	8,249,954
Series 2014-INN, Class F (P) (S)	4.442		06-15-29	5,735,000	5,504,509
Series 2014-PHH, Class C (P) (S)	2.534		08-15-27	7,973,000	7,942,774
Series 2015-MAR7, Class C (S)	4.490		06-05-32	6,930,000	7,004,837
Series 2015-SGP, Class B (P) (S)	3.192		07-15-36	4,384,000	4,394,993
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.546		11-25-34	4,255,000	4,129,012
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 (P)	0.888		03-25-35	2,833,568	2,689,416
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904		10-25-35	3,546,336	3,418,338
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.315		02-15-46	2,768,000	2,835,612
Series 2014-C18, Class 300D	5.279		08-15-31	3,020,000	3,161,699
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.295		09-09-32	13,950,000	14,385,919
Series 2015, Class XLF1 C (P) (S)	2.634		08-14-31	4,775,000	4,758,167
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.896		08-25-34	3,641,376	3,601,842
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.776		05-25-35	2,458,172	2,295,990
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
Series 2005-2, Class M2 (P)	0.896		04-25-35	4,222,672	4,106,698
Series 2005-3, Class APT (P)	0.736		07-25-35	3,512,591	3,430,973
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO (P)	2.446		12-25-45	16,871,665	1,716,226
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.925		03-25-44	3,139,379	3,047,078
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.963		10-10-36	3,010,000	3,031,365
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	2,745,000	2,988,366
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.806		05-10-63	37,036,102	2,012,657
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	6,853,000	7,072,734
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.736		12-25-45	3,904,547	3,574,406

16SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR2, Class 2A1B (P)	0.816		01-25-45	1,461,818	$1,323,598
Series 2005-AR2, Class 2A3 (P)	0.796		01-25-45	2,201,455	2,053,202
Series 2005-AR8, Class 2AB2 (P)	0.866		07-25-45	3,805,061	3,383,661
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	8,550,000	8,399,364
Series 2013-BTC, Class E (P) (S)	3.668		04-16-35	5,110,000	4,777,284
Series 2015-LC22, Class B (P)	4.539		09-15-58	3,933,000	4,485,434
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.295		11-15-45	49,364,852	4,104,426
Series 2013-C15, Class B (P)	4.629		08-15-46	1,132,000	1,262,280
Series 2013-C16, Class B (P)	5.149		09-15-46	2,200,000	2,531,413
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.005		11-15-29	582,485	575,712
U.S. Government Agency 0.9%					39,971,688
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.296		10-25-27	4,390,000	4,442,966
Series 2015-DNA1, Class M3 (P)	3.746		10-25-27	1,325,000	1,362,434
Series 2016-DNA3, Class M2 (P)	2.670		12-25-28	2,170,000	2,205,631
Series 2016-HQA1, Class M2 (P)	3.196		09-25-28	8,085,000	8,356,734
Series 2016-HQA2, Class M2 (P)	2.694		11-25-28	2,440,000	2,491,277
Series 290, Class IO	3.500		11-15-32	8,682,529	1,247,335
Series 4136, Class IH IO	3.500		09-15-27	9,809,865	1,042,438
Series K017, Class X1 IO	1.523		12-25-21	19,382,168	1,150,527
Series K018, Class X1 IO	1.544		01-25-22	18,763,951	1,131,402
Series K021, Class X1 IO	1.488		06-25-22	5,115,236	361,996
Series K022, Class X1 IO	1.398		07-25-22	103,439,324	6,299,858
Series K709, Class X1 IO	1.652		03-25-19	16,506,564	535,929
Series K710, Class X1 IO	1.892		05-25-19	32,711,554	1,279,640
Series K711, Class X1 IO	1.817		07-25-19	61,047,850	2,463,073
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000		12-25-27	11,697,871	1,229,849
Series 2012-137, Class WI IO	3.500		12-25-32	9,225,791	1,281,408
Government National Mortgage Association
Series 2012-114, Class IO	0.901		01-16-53	9,191,920	594,491
Series 2016-87, Class IO	1.010		08-16-58	30,327,086	2,494,700
Asset backed securities 14.0%					$608,349,875
(Cost $604,852,679)
Asset backed securities 14.0%					608,349,875
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.121		05-25-35	2,493,008	2,414,305
Aegis Asset Backed Securities Trust
Series 2005-1, Class M3 (P)	0.989		03-25-35	55,000	52,406
Series 2005-4, Class M1 (P)	0.974		10-25-35	9,775,000	9,165,349
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	8,344,000	8,408,729
Series 2015-1, Class A4	1.750		05-15-20	5,980,000	6,020,294
Ally Master Owner Trust Series 2015-3, Class A	1.630		05-15-20	7,970,000	7,996,938
American Express Credit Account Master Trust Series 2014-4, Class A	1.430		06-15-20	10,275,000	10,317,981
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (P)	0.934		01-25-36	3,100,000	2,950,510
Series 2005-R3, Class M2 (P)	0.994		05-25-35	3,680,000	3,526,258

SEE NOTES TO FUND'S INVESTMENTS17

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	14,275,000	$14,406,940
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	9,518,075	9,682,452
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.568		01-25-34	1,776,054	1,655,477
Series 2004-W6, Class M1 (P)	1.349		05-25-34	913,244	870,659
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	17,422,000	17,464,362
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	6,400,000	6,429,245
Series 2015-1, Class A4 (S)	1.660		09-15-20	6,545,000	6,576,404
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.600		12-27-22	4,670,000	4,655,754
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780		06-15-22	11,562,500	11,533,347
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	6,240,000	6,263,066
Series 2015-2, Class A4	1.750		01-15-21	6,865,000	6,871,597
Series 2016-2, Class A4	2.140		12-15-21	3,435,000	3,430,256
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5	1.600		05-17-21	7,762,000	7,817,056
Series 2016-A3, Class A3	1.340		04-15-22	13,085,000	13,091,036
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800		03-15-21	3,145,000	3,176,657
Series 2016-1, Class A4	1.880		06-15-21	3,545,000	3,564,671
Series 2016-2, Class A4	1.680		09-15-21	4,340,000	4,331,000
Chase Issuance Trust
Series 2014-A7, Class A	1.380		11-15-19	10,670,000	10,699,313
Series 2015-A2, Class A2	1.590		02-18-20	10,966,000	11,034,509
Series 2015-A5, Class A5	1.360		04-15-20	13,310,000	13,350,044
Series 2016-A2, Class A	1.370		06-15-21	9,985,000	9,988,825
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4 (S)	1.760		12-16-19	3,205,000	3,211,760
Series 2015-AA, Class A4 (S)	1.550		02-18-20	90,000	89,639
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	4,455,000	4,666,220
Series 2014-A8, Class A8	1.730		04-09-20	9,770,000	9,870,170
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	10,235,450	10,244,628
CNH Equipment Trust
Series 2015-C, Class A3	1.660		11-16-20	10,136,000	10,167,247
Series 2016-B, Class A3	1.630		08-16-21	3,725,000	3,727,446
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	99,812	78,915
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	5.088		02-25-35	1,982,314	1,990,755
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.908		07-25-35	1,783,747	1,746,846
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	0.916		05-25-36	2,777,459	2,740,491
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	9,342,725	9,554,571
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640		07-15-21	18,620,000	18,754,354

18SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	5,230,475	$5,118,511
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.499		12-25-34	3,068,304	2,790,746
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	3,640,000	3,646,248
Series 2015-A, Class A4	1.640		06-15-20	3,682,000	3,697,197
Series 2015-B, Class A4	1.580		08-15-20	3,910,000	3,920,724
Series 2016-B, Class A4	1.520		08-15-21	2,390,000	2,393,602
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	7,965,000	7,987,871
Series 2014-4, Class A1	1.400		08-15-19	10,425,000	10,428,383
Series 2015-1, Class A1	1.420		01-15-20	8,485,000	8,492,441
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	2,045,000	2,052,055
Series 2015-2, Class A4	1.850		07-22-19	7,012,000	7,047,594
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	4,370,000	4,363,311
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.716		10-25-35	2,797,480	2,630,287
GSAA Trust Series 2005-10, Class M3 (P)	0.996		06-25-35	4,379,691	4,251,769
Hertz Vehicle Financing LLC Series 2016-3A, Class A (S)	2.270		07-25-20	5,410,000	5,403,889
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.466		05-25-35	2,085,000	2,018,952
Series 2005-3, Class M4 (P)	1.406		08-25-35	2,880,000	2,690,813
Honda Auto Receivables Series 2016-2, Class A4	1.620		08-15-22	6,670,000	6,709,781
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310		10-15-20	11,620,000	11,639,450
Series 2015-1, Class A4	1.320		11-16-20	45,000	45,081
Series 2015-2, Class A4	1.470		08-23-21	5,660,000	5,683,008
Series 2015-3, Class A4	1.560		10-18-21	8,034,000	8,087,097
Series 2016-3, Class A4	1.560		11-18-22	19,450,000	19,388,310
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370		07-15-20	40,000	40,053
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	5,170,000	5,177,793
Series 2015-A, Class A4	1.650		12-15-21	2,961,000	2,974,109
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	0.966		06-25-35	2,942,337	2,832,163
Series 2005-WMC1, Class M1 (P)	1.196		09-25-35	2,086,424	1,851,363
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250		09-20-31	957,930	956,736
Series 2015-1A, Class A (S)	2.520		12-20-32	3,321,952	3,340,621
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.726		09-25-36	5,929,135	5,573,112
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.121		03-25-35	7,515,000	7,025,958
Series 2005-2, Class M2 (P)	0.896		06-25-35	10,431,000	9,978,646
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4	1.500		09-15-21	90,000	90,341
Series 2016-B, Class A4	1.540		10-17-22	3,255,000	3,274,634

SEE NOTES TO FUND'S INVESTMENTS19

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	7,823,000	$7,818,325
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934		08-25-35	6,755,000	6,779,141
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.596		09-25-36	6,801,515	6,494,382
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	1,700,441	1,700,610
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472		05-20-46	2,738,138	2,798,355
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.886		11-25-35	3,073,500	2,970,817
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.746		12-25-36	7,690,000	7,599,867
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.166		02-25-35	5,285,000	5,073,814
Series 2005-2, Class M2 (P)	1.181		03-25-35	7,450,000	7,047,637
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.939		02-25-35	3,290,909	3,134,654
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	0.876		09-25-35	2,735,000	2,628,598
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 (S)	1.780		01-15-21	6,555,000	6,570,663
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040		03-15-22	4,910,000	4,974,066
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832		05-25-46	6,675,000	6,766,054
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	1,762,500	1,708,162
Toyota Auto Receivables Owner Series 2016-B, Class A4	1.520		08-16-21	3,910,000	3,923,015
Toyota Auto Receivables Owner Trust Series 2015-B, Class A4	1.740		09-15-20	5,540,000	5,589,822
Toyota Auto Receivables Trust Series 2016-C, Class A4	1.320		11-15-21	4,202,000	4,182,684
Verizon Owner Trust Series 2016-1A, Class A (S)	1.420		01-20-21	6,700,000	6,701,116
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	4,245,000	4,218,889
Wells Fargo Home Equity Trust Series 2005-4, Class M1 (P)	0.906		12-25-35	2,790,000	2,699,381
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	10,635,630	10,645,308
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750		08-20-25	342,813	343,242
Series 2014-1A, Class A (S)	2.150		12-20-26	5,506,189	5,445,951
Series 2014-1A, Class B (S)	3.250		12-20-26	2,529,021	2,499,001
Series 2014-AA, Class A (S)	6.250		10-20-26	839,579	836,389
Series 2015-1A, Class A (S)	2.750		05-20-27	2,321,831	2,306,475
Series 2015-2A, Class B (S)	4.000		07-20-28	4,025,726	3,994,705
Series 2016-1A, Class A (S)	3.500		12-20-28	2,724,697	2,724,376
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770		09-15-21	9,880,000	9,983,245

20SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

				Shares	Value
Preferred securities 0.7%					$31,492,074
(Cost $30,898,827)
Consumer staples 0.0%					2,085,234
Food and staples retailing 0.0%
	Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			23,250	2,085,234
Financials 0.4%					17,163,650
Banks 0.1%
	FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)			62,350	1,851,795
	Regions Financial Corp., 6.375%			78,785	2,083,863
	Wells Fargo & Company, Series L, 7.500%			1,572	2,126,130
Capital markets 0.1%
	The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)			95,285	2,577,459
Consumer finance 0.0%
	Discover Financial Services, 6.500%			69,600	1,829,088
Diversified financial services 0.2%
	GMAC Capital Trust I, 6.602% (P)			265,056	6,695,315
Utilities 0.3%					12,243,190
Electric utilities 0.1%
	Exelon Corp., 6.500%			42,281	2,004,542
Multi-utilities 0.2%
	Dominion Resources, Inc., 6.750%			201,350	10,238,648
				Shares	Value
Warrants 0.0%					$7,858
(Cost $0)
HealthSouth Corp. (Expiration Date: 1-17-17; Strike Price: $41.40) (I)				3,143	7,858
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 2.5%					$109,967,000
(Cost $109,967,000)
U.S. Government Agency 0.7%					33,114,000
Federal Home Loan Bank Discount Note	0.097		09-01-16	33,114,000	33,114,000
				Par value^	Value
Repurchase agreement 1.8%					$76,853,000
Barclays Tri-Party Repurchase Agreement dated 8-31-16 at 0.310% to be repurchased at $72,397,623 on 9-1-16, collateralized by $49,600,000 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1-15-29 (valued at $70,490,148, including interest) and $3,172,400 U.S. Treasury Inflation Indexed Notes, 0.625% due 1-15-26 (valued at $3,355,535, including interest)				72,397,000	72,397,000
Repurchase Agreement with State Street Corp. dated 8-31-16 at 0.030% to be repurchased at $4,456,004 on 9-1-16, collateralized by $4,430,000 U.S. Treasury Notes, 1.750% due 5-15-23 (valued at $4,546,288, including interest)				4,456,000	4,456,000
Total investments (Cost $4,229,216,279)† 99.6%					$4,344,426,766
Other assets and liabilities, net 0.4%					$16,035,995
Total net assets 100.0%					$4,360,462,761

SEE NOTES TO FUND'S INVESTMENTS21

Bond Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,030,457,130 or 23.6% of the fund's net assets as of 8-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-16, the aggregate cost of investment securities for federal income tax purposes was $4,242,308,994. Net unrealized appreciation aggregated to $102,117,772, of which $125,528,930 related to appreciated investment securities and $23,411,158 related to depreciated investment securities.

22SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2016, by major security category or type:

	Total value at 8-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,918,676,975	—	$1,918,676,975	—
U.S. Government and Agency obligations	1,164,287,292	—	1,164,287,292	—
Foreign government obligations	18,915,190	—	18,915,190	—
Capital preferred securities	19,383,313	—	19,383,313	—
Convertible bonds	4,005,422	—	4,005,422	—
Municipal bonds	4,342,692	—	4,342,692	—
Term loans	7,643,793	—	7,643,793	—
Collateralized mortgage obligations	457,355,282	—	457,355,282	—
Asset backed securities	608,349,875	—	608,349,875	—
Preferred securities	31,492,074	$27,555,045	3,937,029	—
Warrants	7,858	7,858	—	—
Short-term investments	109,967,000	—	109,967,000	—
Total investments in securities	$4,344,426,766	$27,562,903	4,316,863,863	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       23

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	21Q1	08/16
This report is for the information of the shareholders of John Hancock Bond Fund.		10/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 21, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 21, 2016